SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	$ 37,505	$ 18,653
Revenue	9,717	7,243
United States
Disclosure of geographical areas [line items]
Non-current assets	16,514	6,857
Revenue	4,190	3,025
MALI
Disclosure of geographical areas [line items]
Non-current assets	4,662	0
Revenue	1,007	0
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	4,303	3,468
Revenue	1,409	1,334
CONGO, THE DEMOCRATIC REPUBLIC OF THE
Disclosure of geographical areas [line items]
Non-current assets	3,218	0
Revenue	0	0
Argentina
Disclosure of geographical areas [line items]
Non-current assets	2,158	2,679
Revenue	0	0
Zambia
Disclosure of geographical areas [line items]
Non-current assets	1,705	735
Revenue	393	502
Zambia
Disclosure of geographical areas [line items]
Non-current assets	1,571	1,723
Revenue	386	366
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	1,009	1,059
Revenue	671	664
Canada
Disclosure of geographical areas [line items]
Non-current assets	490	368
Revenue	305	226
COTE D'IVOIRE
Disclosure of geographical areas [line items]
Non-current assets	424	0
Revenue	384	0
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	368	408
Revenue	0	0
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	361	348
Revenue	403	269
Canada
Disclosure of geographical areas [line items]
Non-current assets	170	145
Revenue	279	449
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	0	396
Revenue	290	408
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	552	467
Revenue	$ 0	$ 0